Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Summary of Inventories
Inventories recognized in the consolidated statements of financial position are comprised of:

	June 30,	June 30,
	2024	2023
	$	$
Finished goods	10,740	13,860
Components and parts	5,537	5,234
	16,277	19,094
Provision for obsolescence	(1,509)	(1,124)
Net inventory carrying value	14,768	17,970